united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17645 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Eric Kane

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 3/31/19

Item 1. Reports to Stockholders.

Good Harbor Tactical Core US Fund

Class A Shares: GHUAX	Class C Shares: GHUCX	Class I Shares: GHUIX

Good Harbor Tactical Select Fund

Class A Shares: GHSAX	Class C Shares: GHSCX	Class I Shares: GHSIX

Semi-Annual Report

March 31, 2019

Advised by:

www.ghf-funds.com
1-877-270-2848

Distributed by Northern Lights Distributors, LLC

Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.ghf-funds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

GOOD HARBOR TACTICAL CORE US FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2019

The Fund’s performance figures* for the periods ended March 31, 2019, as compared to its benchmark:

					Inception** -	Inception*** -
	Six Month	One Year	Three Years	Five Years	March 31, 2019	March 31, 2019
Good Harbor Tactical Core US Fund - Class A	(7.21)%	(1.44)%	5.88%	(1.14)%	0.68%	N/A
Good Harbor Tactical Core US Fund - Class A with load	(12.57)%	(7.13)%	3.80%	(2.30)%	(0.27)%	N/A
Good Harbor Tactical Core US Fund - Class C	(7.62)%	(2.19)%	5.09%	(1.88)%	N/A	(0.12)%
Good Harbor Tactical Core US Fund - Class I	(7.11)%	(1.23)%	6.14%	(0.89)%	0.93%	N/A
S&P 500 Total Return Index ****	(1.72)%	9.50%	13.51%	10.91%	13.96%	13.47%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods less than 1 year are not annualized. The Fund’s advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2020 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; borrowing cost (such as interest and dividend expense on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and trustees, contractual indemnification of Fund service providers (other than the adviser)) will not exceed 1.75%, 2.50% and 1.50% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively, effective February 1, 2019. Prior to February 1, 2019, total expenses incurred would not exceed 1.40%, 2.15%, and 1.15%. The Fund’s total annual operating expenses before waiver are 1.97% for Class A shares, 2.72% for Class C shares and 1.72% for Class I shares per the latest Prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%. Redemptions of any class of shares made within 30 days may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-877-270-2848.

**	Inception date is December 31, 2012.

***	Inception date is January 4, 2013.

****	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2019	% of Net Assets
Equity Funds	73.5%
Debt Funds	24.0%
Short-Term Investment	2.9%
Liabilities In Excess of Other Assets - Net	(0.4)%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

GOOD HARBOR TACTICAL SELECT FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2019

The Fund’s performance figures* for the periods ended March 31, 2019, as compared to its benchmark:

				Inception** -	Inception*** -
	Six Month	One Year	Three Years	March 31, 2019	March 31, 2019
Good Harbor Tactical Select Fund - Class A	(4.89)%	(4.54)%	4.88%	N/A	4.62%
Good Harbor Tactical Select Fund - Class A with load	(10.34)%	(10.02)%	2.84%	N/A	2.91%
Good Harbor Tactical Select Fund - Class C	(5.23)%	(5.23)%	4.08%	N/A	3.95%
Good Harbor Tactical Select Fund - Class I	(4.66)%	(4.22)%	5.19%	1.64%	N/A
S&P 500 Total Return Index ****	(1.72)%	9.50%	13.51%	11.07%	12.97%
MSCI ACWI Index *****	(1.89)%	3.16%	11.27%	6.90%	9.90%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods less than 1 year are not annualized. The Fund’s advisor has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2020 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; borrowing cost (such as interest and dividend expense on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) will not exceed 1.75%, 2.50% and 1.50% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively, effective February 1, 2019. Prior to February 1, 2019, total expenses incurred would not exceed 1.40%, 2.15%, 1.15%. The Fund’s total annual operating expenses before waiver are 2.18% for Class A shares, 2.93% for Class C shares and 1.93% for Class I shares per the latest Prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%. Redemptions of any class of shares made within 30 days may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-877-270-2848.

**	Inception date is May 16, 2014.

***	Inception date is August 31, 2015.

****	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

*****	The MSCI ACWI (All Country World Index) is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world. The MSCI ACWI is maintained by Morgan Stanley Capital International (MSCI), and is comprised of stocks from both developed and emerging markets.

Portfolio Composition as of March 31, 2019	% of Net Assets
Debt Funds	43.5%
Equity Funds	36.1%
Mutual Fund	19.9%
Short-Term Investment	0.6%
Liabiliaties In Excess of Other Assets - Net	(0.1)%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

GOOD HARBOR TACTICAL CORE US FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 97.5%
	DEBT FUNDS - 24.0%
23,053	iShares 20+ Year Treasury Bond ETF	$2,914,821
63,651	iShares 7-10 Year Treasury Bond ETF	6,789,652
		9,704,473
	EQUITY FUNDS - 73.5%
24,258	iShares Core S&P 500 ETF	6,902,857
36,504	iShares Core S&P Mid-Cap ETF	6,913,858
45,213	iShares Russell 2000 ETF	6,921,658
76,429	ProShares Ultra MidCap 400	2,986,845
44,517	ProShares Ultra Russell 2000	3,001,781
25,338	ProShares Ultra S&P 500	2,984,816
		29,711,815

	TOTAL EXCHANGE TRADED FUNDS (Cost - $38,586,334)	39,416,288

	SHORT-TERM INVESTMENT - 2.9%
	MONEY MARKET FUND - 2.9%
1,149,598	Invesco Short Term Investments Trust -Treasury Portfolio Institutional Class, to yield 2.33% * (Cost $1,149,598)	1,149,598

	TOTAL INVESTMENTS - 100.4% (Cost $39,735,932)	$40,565,886
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(157,197)
	NET ASSETS - 100.0%	$40,408,689

ETF - Exchange Traded Fund

*	Money market fund; interest rate reflects seven-day effective yield on March 31, 2019.

See accompanying notes to financial statements.

GOOD HARBOR TACTICAL SELECT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2019

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 79.6%
	DEBT FUNDS - 43.5%
654	iShares 20+ Year Treasury Bond ETF	$82,692
1,826	iShares 3-7 Year Treasury Bond ETF	224,963
4,800	iShares 7-10 Year Treasury Bond ETF	512,016
30,732	iShares Short Treasury Bond ETF	3,398,037
4,348	ProShares Ultra 7-10 Year Treasury	252,967
		4,470,675
	EQUITY FUNDS - 36.1%
4,751	Direxion Daily Developed Markets Bull 3X Shares	284,460
5,783	Financial Select Sector SPDR Fund	530,590
650	iShares Core S&P 500 ETF	184,964
1,434	iShares Core S&P Mid-Cap ETF	271,600
19,026	iShares MSCI Australia ETF	409,440
1,790	iShares MSCI Brazil ETF	73,372
1,269	iShares MSCI China ETF	79,224
15,141	iShares MSCI Germany ETF	407,596
1,138	iShares MSCI India ETF	40,114
1,811	iShares MSCI Mexico ETF	78,941
2,256	iShares MSCI Russia ETF	77,809
756	iShares MSCI South Africa ETF	39,561
649	iShares MSCI South Korea ETF	39,557
1,170	iShares MSCI Taiwan ETF	40,459
12,633	iShares MSCI United Kingdom ETF	417,015
1,763	iShares Russell 2000 ETF	269,898
2,966	ProShares Ultra MidCap 400	115,911
2,097	ProShares Ultra MSCI Emerging Markets	154,768
1,679	ProShares Ultra Russell 2000	113,215
674	ProShares Ultra S&P 500	79,397
		3,707,891

	TOTAL EXCHANGE TRADED FUNDS (Cost $8,015,140)	8,178,566

	MUTUAL FUND - 19.9%
	EQUITY FUND - 19.9%
231,140	Power Dividend Index Fund - Institutional Class
	TOTAL MUTUAL FUND (Cost $2,544,056)	2,040,967

	SHORT-TERM INVESTMENT - 0.6%
	MONEY MARKET FUND - 0.6%
62,863	Invesco Short Term Investments Trust - Treasury Portfolio Institutional Class, to yield 2.33% * (Cost $62,863)	62,863

	TOTAL INVESTMENTS - 100.1% (Cost $10,622,059)	$10,282,396
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(12,675)
	NET ASSETS - 100.0%	$10,269,721

ETF - Exchange Traded Fund

MSCI - Morgan Stanley Capital International

*	Money market fund; interest rate reflects seven-day effective yield on March 31, 2019.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2019

	TACTICAL CORE US	TACTICAL SELECT
	FUND	FUND
ASSETS
Investment securities:
At cost	$39,735,932	$10,622,059
At value	$40,565,886	$10,282,396
Dividends and interest receivable	930	379
Receivable for Fund shares sold	2	4,400
Prepaid expenses and other assets	41,034	11,180
TOTAL ASSETS	40,607,852	10,298,355

LIABILITIES
Payable for Fund shares redeemed	104,019	3,508
Investment advisory fees payable	25,240	5,823
Distribution (12b-1) fees payable	18,036	428
Payable to related parties	26,865	8,552
Accrued expenses and other liabilities	25,003	10,323
TOTAL LIABILITIES	199,163	28,634
NET ASSETS	$40,408,689	$10,269,721

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$278,146,429	$10,786,720
Accumulated losses	(237,737,740)	(516,999)
NET ASSETS	$40,408,689	$10,269,721

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$9,655,638	$265,832
Shares of beneficial interest outstanding	938,444	26,763
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$10.29	$9.93
Maximum offering price per share (maximum sales charge of 5.75%)	$10.92	$10.54

Class C Shares :
Net Assets	$18,551,578	$412,366
Shares of beneficial interest outstanding	1,888,977	42,274
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$9.82	$9.75

Class I Shares:
Net Assets	$12,201,473	$9,591,523
Shares of beneficial interest outstanding	1,167,667	965,392
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$10.45	$9.94

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2019

	TACTICAL CORE US	TACTICAL SELECT
	FUND	FUND
INVESTMENT INCOME
Dividends	$361,157	$581,701
Interest	106,078	1,742
TOTAL INVESTMENT INCOME	467,235	583,443

EXPENSES
Investment advisory fees	216,357	53,655
Distribution (12b-1) fees:
Class A	13,225	369
Class C	99,555	2,620
Administrative services fees	125,931	30,292
Third party administrative servicing fees	33,034	11,475
TOTAL EXPENSES	488,102	98,411

Less: Fees waived by the advisor	(95,459)	(25,865)

NET EXPENSES	392,643	72,546

NET INVESTMENT INCOME	74,592	510,897

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss from:
Investments	(1,218,269)	(582,258)
Futures contracts	(2,013,314)	—
Net realized loss from investments and futures contracts	(3,231,583)	(582,258)
Net change in unrealized appreciation (depreciation) from:
Investments	(925,563)	(533,224)
Futures contracts	71,677	—
Net change in unrealized depreciation from investments	(853,886)	(533,224)

NET REALIZED AND UNREALIZED LOSS	(4,085,469)	(1,115,482)

NET DECREASE IN NET ASSETS	$(4,010,877)	$(604,585)

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	TACTICAL CORE US FUND
	Six Months Ended
	March 31, 2019	Year Ended
	(Unaudited)	September 30, 2018
FROM OPERATIONS
Net investment gain (loss)	$74,592	$(41,171)
Net realized gain (loss) on investments and futures contracts	(3,231,583)	4,489,320
Net change in unrealized appreciation (depreciation) on investments and futures and futures contracts	(853,886)	929,992
Net increase (decrease) in net assets resulting from operations	(4,010,877)	5,378,141

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	75,209	2,383,568
Class C	143,451	214,668
Class I	501,329	3,570,134
Redemption fee proceeds:
Class A	7	25
Class C	—	26
Class I	10	2
Payments for shares redeemed:
Class A	(3,300,797)	(8,102,351)
Class C	(3,158,729)	(11,363,671)
Class I	(3,799,485)	(14,558,775)
Net decrease in net assets from shares of beneficial interest	(9,539,005)	(27,856,374)

TOTAL DECREASE IN NET ASSETS	(13,549,882)	(22,478,233)

NET ASSETS
Beginning of Period	53,958,571	76,436,804
End of Period*	$40,408,689	$53,958,571

SHARE ACTIVITY
Class A:
Shares Sold	7,470	217,833
Shares Redeemed	(320,943)	(769,122)
Net decrease in shares of beneficial interest outstanding	(313,473)	(551,289)

Class C:
Shares Sold	14,707	20,984
Shares Redeemed	(324,278)	(1,118,462)
Net decrease in shares of beneficial interest outstanding	(309,571)	(1,097,478)

Class I:
Shares Sold	48,786	336,327
Shares Redeemed	(367,101)	(1,360,841)
Net decrease in shares of beneficial interest outstanding	(318,315)	(1,024,514)

*	Net Assets - End of Year includes distributions in excess of net investment income of $3,673 as of September 30, 2018.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	TACTICAL SELECT FUND
	Six Months Ended
	March 31, 2019	Year Ended
	(Unaudited)	September 30, 2018
FROM OPERATIONS
Net investment income	$510,897	$107,403
Net realized gain (loss) on investments	(582,258)	324,222
Net change in unrealized depreciation on investments	(533,224)	(262,181)
Net increase (decrease) in net assets resulting from operations	(604,585)	169,444

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	—	(5,659)
Class C	—	(10,638)
Class I	—	(125,369)
From net investment income:
Class A	—	(654)
Class I	—	(69,372)
Total Distributions Paid*
Class A	(12,450)	—
Class C	(20,516)	—
Class I	(436,525)	—
Net decrease in net assets resulting from distributions to shareholders	(469,491)	(211,692)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	29,138	117,147
Class C	4,000	136,614
Class I	1,797,320	9,869,007
Net asset value of shares issued in reinvestment of distributions:
Class A	8,280	5,004
Class C	20,406	10,583
Class I	350,394	177,862
Redemption fee proceeds:
Class C	—	55
Class I	2	321
Payments for shares redeemed:
Class A	(122,003)	(1,042,749)
Class C	(177,034)	(218,098)
Class I	(2,871,374)	(4,000,330)
Net increase (decrease) in net assets from shares of beneficial interest	(960,871)	5,055,416

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,034,947)	5,013,168

NET ASSETS
Beginning of Period	12,304,668	7,291,500
End of Period**	$10,269,721	$12,304,668

SHARE ACTIVITY
Class A:
Shares Sold	2,948	10,725
Shares Reinvested	854	458
Shares Redeemed	(12,488)	(95,404)
Net decrease in shares of beneficial interest outstanding	(8,686)	(84,221)

Class C:
Shares Sold	401	12,479
Shares Reinvested	2,139	984
Shares Redeemed	(18,424)	(20,199)
Net decrease in shares of beneficial interest outstanding	(15,884)	(6,736)

Class I:
Shares Sold	179,634	896,966
Shares Reinvested	36,160	16,302
Shares Redeemed	(288,853)	(363,478)
Net increase (decrease) in shares of beneficial interest outstanding	(73,059)	549,790

*	Distributions from net investment income and net realized gains are combined the for the six months ended March 31, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended September 30, 2018 have not been reclassified to conform to the current period presentation.

**	Net Assets - End of Year includes net investment income in excess of distributions of $72,079 as of September 30, 2018.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	GOOD HARBOR TACTICAL CORE US FUND
	Class A
	Six Months
	Ended		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	March 31, 2019		September 30,	September 30,	September 30,		September 30,		September 30,
	(Unaudited)		2018	2017	2016		2015		2014
Net asset value, beginning of period	$11.09		$10.16	$9.36	$8.95		$9.66		$11.10
Activity from investment operations:
Net investment income (loss) (1)	0.03		0.02	(0.01)	(0.00	) (2)	(0.06)		(0.00	) (2)
Net realized and unrealized gain (loss) on investments	(0.83)		0.91	0.81	0.41		(0.65)		(1.28)
Total from investment operations	(0.80)		0.93	0.80	0.41		(0.71)		(1.28)
Paid in capital from redemption fees (2)	0.00		0.00	0.00	0.00		0.00		0.00
Less distributions from:
Net return of capital	—		—	—	—		(0.00	) (2)	—
Net realized gains	—		—	—	—		(0.00	) (2)	(0.16)
Total distributions	—		—	—	—		(0.00	) (2)	(0.16)
Net asset value, end of period	$10.29		$11.09	$10.16	$9.36		$8.95		$9.66
Total return (3)	(7.21	)% (8)	9.15%	8.55%	4.58%		(7.32)%		(11.79)%
Net assets, at end of period (000s)	$9,656		$13,883	$18,316	$26,049		$54,840		$219,801
Ratio of gross expenses to average net assets before reimbursement or recapture (4,5)	1.96	% (7)	1.86%	1.86%	1.66%		1.41%		1.35%
Ratio of net expenses to average net assets after reimbursement or recapture (5)	1.51	% (7)	1.40%	1.40%	1.40%		1.40%		1.36%
Ratio of net investment income (loss) to average net assets (5,6)	0.58	% (7)	0.19%	(0.14)%	(0.05)%		(0.61)%		(0.04)%
Portfolio Turnover Rate	323	% (8)	466%	566%	412%		784%		773%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Amount represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the advisor.

(5)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized

(8)	Not annualized

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	GOOD HARBOR TACTICAL CORE US FUND
	Class C
	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	March 31, 2019		September 30,	September 30,	September 30,	September 30,		September 30,
	(Unaudited)		2018	2017	2016	2015		2014
Net asset value, beginning of period	$10.62		$9.81	$9.10	$8.77	$9.54		$11.04
Activity from investment operations:
Net investment loss (1)	(0.01)		(0.06)	(0.09)	(0.07)	(0.12)		(0.07)
Net realized and unrealized gain (loss) on investments	(0.79)		0.87	0.80	0.40	(0.65)		(1.27)
Total from investment operations	(0.80)		0.81	0.71	0.33	(0.77)		(1.34)
Paid in capital from redemption fees	—		0.00 (2)	0.00 (2)	0.00 (2)	0.00	(2)	0.00 (2)
Less distributions from:
Net return of capital	—		—	—	—	(0.00	) (2)	—
Net realized gains	—		—	—	—	(0.00	) (2)	(0.16)
Total distributions	—		—	—	—	(0.00	) (2)	(0.16)
Net asset value, end of period	$9.82		$10.62	$9.81	$9.10	$8.77		$9.54
Total return (3)	(7.62	)% (8)	8.26%	7.80%	3.76%	(8.05)%		(12.40)%
Net assets, at end of period (000s)	$18,552		$23,359	$32,318	$46,774	$85,736		$266,428
Ratio of gross expenses to average net assets before reimbursement or recapture (4,5)	2.84	% (7)	2.61%	2.61%	2.41%	2.16%		2.10%
Ratio of net expenses to average net assets after reimbursement or recapture (5)	2.39	% (7)	2.15%	2.15%	2.15%	2.15%		2.11%
Ratio of net investment loss to average net assets (5,6)	(0.16	)% (7)	(0.57)%	(0.89)%	(0.81)%	(1.35)%		(0.70)%
Portfolio Turnover Rate	323	% (8)	466%	566%	412%	784%		773%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Amount represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the advisor.

(5)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(6)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized

(8)	Not annualized

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	GOOD HARBOR TACTICAL CORE US FUND
	Class I
	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	March 31, 2019		September 30,	September 30,	September 30,	September 30,		September 30,
	(Unaudited)		2018	2017	2016	2015		2014
Net asset value, beginning of period	$11.25		$10.28	$9.45	$9.01	$9.71		$11.12
Activity from investment operations:
Net investment income (loss) (1)	0.04		0.05	0.01	0.02	(0.03)		0.02
Net realized and unrealized gain (loss) on investments	(0.84)		0.92	0.82	0.42 (7)	(0.67)		(1.27)
Total from investment operations	(0.80)		0.97	0.83	0.44	(0.70)		(1.25)
Paid in capital from redemption fees (2)	0.00		0.00	0.00	0.00	0.00		0.00
Less distributions from:
Net return of capital	—		—	—	—	(0.00	) (2)	—
Net realized gains	—		—	—	—	(0.00	) (2)	(0.16)
Total distributions	—		—	—	—	(0.00	) (2)	(0.16)
Net asset value, end of period	$10.45		$11.25	$10.28	$9.45	$9.01		$9.71
Total return (3)	(7.11	)% (9)	9.44%	8.78%	4.88%	(7.09)%		(11.58)%
Net assets, at end of period (000s)	$12,201		$16,716	$25,802	$31,698	$83,230		$462,391
Ratio of gross expenses to average net assets before reimbursement or recapture (4,5)	1.62	% (8)	1.61%	1.61%	1.41%	1.16%		1.10%
Ratio of net expenses to average net assets after reimbursement or recapture (5)	1.17	% (8)	1.15%	1.15%	1.15%	1.15%		1.11%
Ratio of net investment income (loss) to average net assets (5,6)	0.79	% (8)	0.42%	0.11%	0.19%	(0.37)%		0.22%
Portfolio Turnover Rate	323	% (9)	466%	566%	412%	784%		773%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Amount represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the advisor.

(5)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(8)	Annualized

(9)	Not annualized

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	GOOD HARBOR TACTICAL SELECT FUND
	CLASS A
	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Period Ended
	March 31, 2019		September 30,	September 30,	September 30,	September 30,
	(Unaudited)		2018	2017	2016	2015 (1)
Net asset value, beginning of period	$10.86		$10.80	$9.75	$9.13	$9.06
Activity from investment operations:
Net investment income (2)	0.40		0.07	0.07	0.02	—
Net realized and unrealized gain (loss) on investments	(0.94)		0.18	1.09	0.62 (9)	0.07
Total from investment operations	(0.54)		0.25	1.16	0.64	0.07
Less distributions from:
Net investment income	(0.04)		(0.02)	—	(0.02)	—
Net realized gains	(0.35)		(0.17)	(0.11)	—	—
Total distributions	(0.39)		(0.19)	(0.11)	(0.02)	—
Net asset value, end of period	$9.93		$10.86	$10.80	$9.75	$9.13
Total return (3)	(4.89	)% (4)	2.31%	11.99%	7.05%	0.77	% (4)
Net assets, at end of period	$265,832		$384,825	$1,292,221	$570,258	$9
Ratio of gross expenses to average net assets (5,7)	1.97	% (6)	1.80%	1.78%	16.28%	48.96	% (6)
Ratio of net expenses to average net assets (7)	1.50	% (6)	1.40%	1.40%	1.40%	1.40	% (6)
Ratio of net investment income to average net assets (7,8)	8.00	% (6)	0.65%	0.65%	0.27%	0.00	% (6)
Portfolio Turnover Rate	198	% (4)	402%	310%	533%	785	% (4)

(1)	The Good Harbor Tactical Select Fund Class A commenced operations on August 31, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	Annualized.

(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	GOOD HARBOR TACTICAL SELECT FUND
	CLASS C
	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Period Ended
	March 31, 2019		September 30,	September 30,	September 30,	September 30,
	(Unaudited)		2018	2017	2016	2015 (1)
Net asset value, beginning of period	$10.67		$10.67	$9.71	$9.13	$9.06
Activity from investment operations:
Net investment income (loss) (2)	0.41		0.00 (9)	(0.02)	(0.07)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.98)		0.17	1.09	0.67	0.08
Total from investment operations	(0.57)		0.17	1.07	0.60	0.07
Paid in capital from redemption fees	—		0.00 (9)	—	—	—
Less distributions from:
Net investment income	—		—	—	(0.02)	—
Net realized gains	(0.35)		(0.17)	(0.11)	—	—
Total distributions	(0.35)		(0.17)	(0.11)	(0.02)	—
Net asset value, end of period	$9.75		$10.67	$10.67	$9.71	$9.13
Total return (3)	(5.23	)% (4)	1.58%	11.10%	6.61%	0.77	% (4)
Net assets, at end of period	$412,366		$620,535	$692,391	$656,153	$9
Ratio of gross expenses to average net assets (5,7)	2.72	% (6)	2.55%	2.53%	17.03%	49.71	% (6)
Ratio of net expenses to average net assets (7)	2.25	% (6)	2.15%	2.15%	2.15%	2.15	% (6)
Ratio of net investment income (loss) to average net assets (7,8)	8.44	% (6)	(0.03)%	(0.23)%	(0.70)%	(1.24	)% (6)
Portfolio Turnover Rate	198	% (4)	402%	310%	533%	785	% (4)

(1)	The Good Harbor Tactical Select Fund Class C commenced operations on August 31, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	Annualized.

(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(8)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

GOOD HARBOR TACTICAL SELECT FUND
CLASS I
Six Months
Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
March 31, 2019	September 30,	September 30,	September 30,	September 30,	September 30,
(Unaudited)	2018	2017	2016	2015	2014 (1)
Net asset value, beginning of period	$10.88	$10.86	$9.78	$9.13	$9.51	$10.00
Activity from investment operations:
Net investment income (2)	0.46	0.12	0.10	0.04	0.01	0.05
Net realized and unrealized gain (loss) on investments	(0.98)	0.16	1.09	0.63	(9)	(0.34)	(0.54)
Total from investment operations	(0.52)	0.28	1.19	0.67	(0.33)	(0.49)
Paid in capital from redemption fees	0.00	(10)	0.00	(10)	0.00	(10)	—	—	—
Less distributions from:
Net investment income	(0.07)	(0.09)	—	(0.02)	(0.05)	—
Net realized gains	(0.35)	(0.17)	(0.11)	—	—	—
Total distributions	(0.42)	(0.26)	(0.11)	(0.02)	(0.05)	—
Net asset value, end of period	$9.94	$10.88	$10.86	$9.78	$9.13	$9.51
Total return (3)	(4.66	)% (4)	2.61%	12.26%	7.38%	(3.48)%	(4.90	)% (4)
Net assets, at end of period	$9,591,523	$11,299,308	$5,306,888	$1,300,012	$113,595	$99
Ratio of gross expenses to average net assets (5,7)	1.73	% (6)	1.55%	1.53%	16.03%	48.71%	60.60	% (6)
Ratio of net expenses to average net assets (7)	1.26	% (6)	1.15%	1.15%	1.15%	1.15%	1.15	% (6)
Ratio of net investment income to average net assets (7,8)	9.31	% (6)	1.06%	0.96%	0.46%	0.08%	1.38	% (6)
Portfolio Turnover Rate	198	% (4)	402%	310%	533%	785%	268	% (4)

(1)	The Good Harbor Tactical Select Fund Class I commenced operations on May 16, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	Annualized.

(7)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(10)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2019

1.	ORGANIZATION

The Good Harbor Tactical Core US Fund (“Tactical Core US Fund”), formerly known as Good Harbor U.S. Tactical Core Fund, is a diversified series and the Good Harbor Tactical Select Fund (“Tactical Select Fund”), formerly known as Good Harbor Tactical Core US II Fund, is a diversified series (each a “Fund,” and together the “Funds”), each of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011 under the laws of the state of Delaware registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of the Tactical Core US Fund and the Tactical Select Fund is total return from capital appreciation and income.

Each Fund currently offers three classes of shares: Class A, Class I and Class C shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75%. Class I and Class C shares are offered at NAV. Each share class represents an interest in the same assets of the Fund and share classes are identical except for differences in their distribution charges, sales charges, and minimum investment amounts. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. The Tactical Core US Fund’s Class A shares and Class I shares commenced operations on December 31, 2012 and Class C shares commenced operations on January 4, 2013. The Tactical Select Fund’s Class I commenced operations on May 16, 2014 and Class A and Class C commenced operations on August 31, 2015.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update (ASU) No. 2013-08.

Security Valuation – Securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. NASDAQ traded securities are valued using the NASDAQ Official Closing Price. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees (“the Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i)

GOOD HARBOR FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds – A Fund may invest in portfolios of open-end or closed -end investment companies (the “Underlying Funds”). Underlying open-end investment companies are valued at their respective NAVs as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Futures Contracts – The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Funds would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the statements of assets and liabilities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

GOOD HARBOR FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2019 for the Funds’ investments measured at fair value:

GOOD HARBOR TACTICAL CORE US FUND

Assets	Level 1	Level 2	Level 3	Total
Investments *
Debt Funds	$9,704,473	$—	$—	$9,704,473
Equity Funds	29,711,815	—	—	29,711,815
Short-Term Investment	1,149,598	—	—	1,149,598
Total	$40,565,886	$—	$—	$40,565,886

GOOD HARBOR TACTICAL SELECT FUND

Assets	Level 1	Level 2	Level 3	Total
Investments *
Debt Funds	$4,470,675	$—	$—	$4,470,675
Equity Funds	3,707,891	—	—	3,707,891
Mutual Fund	2,040,967	—	—	2,040,967
Short-Term Investment	62,863	—	—	62,863
Total	$10,282,396	$—	$—	$10,282,396

The Funds did not hold any Level 2 or 3 securities during the period.

*	Refer to the Portfolios of Investments for security classifications.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income

GOOD HARBOR FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities using the effective interest method.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of a fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively managed or represent a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which they invest, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Impact of Derivatives on the Statements of Operations

The following is a summary of the location of derivative investments on the Tactical Core US Fund’s Statements of Operations for the six months ended March 31, 2019:

Tactical Core US Fund

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity Futures Contracts	Net realized gain from futures contracts; Net change in unrealized appreciation (depreciation) from futures contracts

The following is a summary of the Fund’s realized gain (loss) and unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the six months ended March 31, 2019:

Realized gain/(loss) on derivatives recognized in the Statements of Operations

			Total for the
		Interest Rate	Six Months Ended
Derivative Investment Type	Equity Risk	Risk	March 31, 2019
Tactical Core US Fund
Futures	$(2,287,237)	$273,923	$(2,013,314)

Net change in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations

			Total for the
		Interest Rate	Six Months Ended
Derivative Investment Type	Equity Risk	Risk	March 31, 2019
Tactical Core US Fund
Futures	$71,677	$0	$71,677

The derivative instruments outstanding as of March 31, 2019 as disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Tactical Core US Fund.

GOOD HARBOR FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

Distributions to Shareholders – The following table summarizes each Fund’s Investment Income and Capital Gain declaration policy:

Fund	Investment Income	Capital Gains
Tactical Core US Fund	Annually	Annually
Tactical Select Fund	Annually	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or NAVs per share of each Fund.

Federal Income Tax – Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2016 to September 30, 2018, or expected to be taken in the Funds’ September 30, 2019 year end tax returns. Each Fund identifies its major tax jurisdictions as U.S. federal, Nebraska and foreign jurisdictions where each Fund makes significant investments; however each Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Good Harbor Financial, LLC (the “Advisor”), serves as investment advisor to the Funds. Subject to the oversight of the Board, the Advisor is responsible for the management of each Fund’s investment portfolio.

Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor an advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.90% of each Fund’s average daily net assets effective February 1, 2019. Prior to February 1, 2019, the Advisory fee was 1.00% of each Fund’s average daily net assets. During the six months ended March 31, 2019, the Advisor earned the following fees:

Fund	Advisory Fee
Tactical Core US Fund	$216,357
Tactical Select Fund	53,655

GOOD HARBOR FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

Pursuant to a written agreement (the “Waiver Agreement”), the Advisor has agreed, at least until January 31, 2020 for the Funds, to waive a portion of its advisory fee and to reimburse each Fund for other expenses to the extent necessary so that the total expenses incurred by each Fund (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and trustees, contractual indemnification of Fund service providers (other than the Advisor) do not exceed 1.75%, 2.50% and 1.50% of the daily average net assets attributable to the Funds’ Class A, Class C and Class I shares, respectively, effective February 1, 2019. Prior to February 1, 2019, total expenses incurred would not exceed 1.40%, 2.15%, and 1.15%. During the six months ended March 31, 2019, the Advisor, pursuant to the Waiver Agreement, waived fees and reimbursed expenses in the amounts of:

Fees waived/reimbursed by
Fund	the Advisor
Tactical Core US Fund	$95,459
Tactical Select Fund	25,865

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Funds’ operating expenses attributable to Class A, Class C and Class I shares are subsequently less than 1.75%, 2.50% and 1.50% of average daily net assets, the Advisor shall be entitled to reimbursement by each Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Funds’ expenses to exceed 1.75%, 2.50% and 1.50% of average daily net assets for Class A, Class C and Class I shares, respectively. If Fund operating expenses attributable to Class A, Class C and Class I shares subsequently exceed 1.75%, 2.50% and 1.50% per annum of the Funds’ average daily net assets, respectively, the reimbursements shall be suspended.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Advisor through September 30 of the year indicated.

Fund	2019	2020	2021
Tactical Core US Fund	$379,283	$423,342	$281,923
Tactical Select Fund	69,915	18,921	44,386

The Trust, with respect to each Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan for each of the Class A and Class C shares (the “Plans”). The Plans provide that a monthly service fee is calculated at an annual rate of 0.25% and 1.00% of its average daily net assets attributable to each Fund’s Class A and Class C shares, respectively. Pursuant to the Plans, each Fund may compensate the securities dealers or other financial intermediaries, financial institutions, investment advisors, and others for activities primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing shareholders. The Plans further provide for periodic payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and other sales-related costs. The table below shows the fees incurred pursuant to the Plans during the six months ended March 31, 2019:

Fund	Distribution (12b-1) fee
Tactical Core US Fund
Class A	$13,225
Class C	99,555
Tactical Select Fund
Class A	369
Class C	2,620

GOOD HARBOR FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

Northern Lights Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A, Class C, and Class I shares. The table below shows the amount the Distributor received in underwriting commissions and the amount that was retained by the principal underwriter during the six months ended March 31, 2019:

		Amount
	Underwriting	Retained by
Fund	Commissions	Underwriter
Tactical Core US Fund
Class A	$259	$35
Tactical Select Fund
Class A	998	147

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) , an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Funds. Pursuant to a separate servicing agreement with GFS, each Fund pays GFS customary fees based on aggregate net assets of the Funds as described in the servicing agreement for providing administration, fund accounting, and transfer agency services to the Funds. In accordance with this agreement, GFS pays for all other operating expenses for the Funds, including but not limited to legal fees, audit fees, compliance services and custody fees. As of March 31, 2019, the amounts owed to GFS were $26,865 and $8,552 for the Tactical Core US Fund and Tactical Select Fund, respectively. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), NLCS, an affiliate of GFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds as part of the administrative service fee.

BluGiant, LLC (“BluGiant”) BluGiant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds as part of the administrative service fee.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. Government securities and short-term investments, for the six months ended March 31, 2019 were as follows:

Fund	Purchases	Sales
Tactical Core US Fund	$119,995,170	$115,519,108
Tactical Select Fund	21,621,508	22,489,560

GOOD HARBOR FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

5.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the applicable Fund. For the six months ended March 31, 2019 the redemption fees paid are as follows:

Fund	Redemption Fee
Tactical Core US Fund
Class A	$7
Class I	10
Tactical Select Fund
Class I	2

6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. Persons controlling the Funds can determine the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the advisory agreement with the Advisor. As of March 31, 2019, the following held in excess of 25% of the voting securities of the Funds listed, for the sole benefit of customers and may be deemed to control the applicable Fund:

		Percentage of Voting Securities
Fund	Shareholder	as of March 31, 2019
Tactical Core US Fund	Wells Fargo Clearing Services, LLC	38.7%
Tactical Select Fund	National Financial Services LLC	37.6%
	LPL Financial	27.0%

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at March 31, 2019, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Tactical Core US Fund	$39,735,932	$1,089,576	$(259,622)	$829,954
Tactical Select Fund	10,727,275	68,795	(513,674)	(444,879)

GOOD HARBOR FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

The tax character of distributions paid during the fiscal years ended September 30, 2018 and September 30, 2017 was as follows:

For the year ended September 30, 2018:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Tactical Select Fund	$184,870	$26,822	$—	$211,692

For the period ended September 30, 2017:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Tactical Select Fund	$41,430	$—	$—	$41,430

As of September 30, 2018, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Tactical Core US Fund	$—	$—	$(3,673)	$(235,478,707)	$—	$1,755,517	$(233,726,863)
Tactical Select Fund	125,284	343,448	—	—	—	88,345	557,077

The difference between book basis and tax basis unrealized appreciation/depreciation, accumulated net investment income/loss and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales, and the mark-to-market treatment of futures contracts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Fund incurred and elected to defer such late year losses as follows.

Late Year
Losses
Tactical Core US Fund	$3,673

At September 30, 2018, the following Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
	Short-Term	Long-Term	Total	CLCF Utilized
Tactical Core US Fund	$182,104,371	$53,374,336	$235,478,707	$3,733,187

GOOD HARBOR FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2019

Permanent book and tax differences, primarily attributable to the reclass of net operating losses, resulted in reclassifications for the following Funds for the year ended September 30, 2018 as follows:

	Paid	Accumulated	Accumulated
	In	Net Investment	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Tactical Core US Fund	$(400,386)	$400,386	$—

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Tactical Select Fund currently seeks to achieve its investment objective by investing a portion of its assets in iShares Short Treasury Bond ETF (the “Security”). The Fund may redeem its investments from the Security at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund will be directly affected by the performance of the Security. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the Security’s N-CSR’s available at “www.sec.gov”. As of March 31, 2019, the percentage of the Tactical Select Fund’s net assets invested in the security was 33.1%.

9.	RECENT ACCOUNTING PRONOUNCEMENTS AND REPORTING UPDATES

In August 2018, the FASB issued ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. These amendments have been adopted with these financial statements.

In August 2018, the Securities and Exchange Commission released Final Rule 33-10532, captioned “Disclosure Update and Simplification,” which is intended to amend certain disclosure requirements that have become redundant, duplicative, overlapping, outdated or superseded, in light of other Commission disclosure requirements, GAAP, or changes in the information environment. These changes will be effective November 5, 2018. These amendments have been adopted with these financial statements.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

GOOD HARBOR FUNDS ADDITIONAL INFORMATION (Unaudited) March 31, 2019

Renewal of Advisory Agreements – Good Harbor Tactical Core US Fund, Good Harbor Tactical Select Fund*

In connection with a meeting held on February 20th and 21st, 2019, the Board of Trustees (the “Board” ) of Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between Good Harbor Financial, LLC (the “Adviser”) and the Trust, with respect to the Good Harbor Tactical Core US Fund (“Good Harbor US”) and Good Harbor Tactical Select Fund (“Good Harbor Select,” and together with Good Harbor US, the “Funds”). In considering the renewal of the Advisory Agreement, the Trustees received materials specifically relating to the Funds and the Advisory Agreement.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Quality and Extent of Services. The Board observed that the Adviser was founded in 2003 and invested in mutual funds and similarly managed accounts through proprietary tactical allocation models in U.S. and emerging markets that produced signals in response to market conditions. The Board commented that the Adviser’s professional management team had extensive investment industry experience and excellent academic credentials. The Board discussed that the Adviser provided portfolio management, sales, and trading services, and employed a comprehensive risk management plan that established specific risk and volatility guidelines for each of Good Harbor US and Good Harbor Select. The Board reviewed the Adviser’s compliance procedures, as described in the meeting materials, noting that its investment guidelines were monitored daily using pre -trade and back-end compliance testing to ensure compliance. The Board further noted that the Adviser conducted thorough and regular evaluations of broker/dealers to ensure best execution on behalf of Good Harbor US and Good Harbor Select. The Board recognized the Adviser’s solid compliance culture, adequate resources through its parent company, and sufficient support teams. The Board confirmed that the Adviser had remained consistent with the investment strategies and processes for Good Harbor US and Good Harbor Select. The Board noted that the Adviser had a seasoned investment team that offered investors multiple investment strategies and an administrative team that provided quality service. The Board concluded the Adviser should continue to provide high quality service to Good Harbor US and Good Harbor Select and their respective shareholders.

Performance.

Good Harbor US—The Board observed that Good Harbor US’ outperformed its Morningstar category for the 1-year and 3-year periods, but underperformed the Morningstar

GOOD HARBOR FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)
March 31, 2019

category for the 5-year and since inception periods and underperformed its peer group and benchmark across all periods. The Board recognized that Good Harbor US had been performing in line with expectations for most of 2018, until a significant increase in volatility and sharp dive across all asset classes and sectors in the fourth quarter affected its returns. The Board noted that Good Harbor US was still recovering from poor performance in 2014 which impacted its long-term performance. The Board discussed that Good Harbor US was not designed to outperform the S&P 500 Index during long-term bullish periods, but had the potential to outperform during down trends. It noted that, prior to the fourth quarter of 2018, Good Harbor US had been performing in line with expectations over the past three years and was indicative of Good Harbor US’ potential. The Board discussed that the volatility of 2018 was challenging for tactically-managed strategies, but that Good Harbor US’ performance had already begun to recover. Although past performance is not predictive of future results, the Board concluded that the Adviser was expected to provide reasonable returns to Good Harbor US and its shareholders.

Good Harbor Select—The Board remarked that Good Harbor Select outperformed its peer group and Morningstar category over the 3-year period, but underperformed the peer group, Morningstar category and benchmark across all other periods. The Board noted that Good Harbor Select had a difficult start, but that adjustments to the strategy in 2016 incorporated multiple tactical strategies and provided international equity exposure. The Board discussed that these changes appeared to have reduced risk and benefited Good Harbor Select which Morningstar currently rated as a four-star fund. The Board acknowledged that market volatility towards the end of 2018 affected Good Harbor Select’s short-term performance. The Board discussed that Good Harbor Select’s performance over the three years before the fourth quarter of 2018 was indicative of its potential. Although past performance is not predictive of future results, the Board concluded the Adviser was expected to provide reasonable returns to Good Harbor Select and its shareholders.

Fees and Expenses.

Good Harbor US—The Board observed that Good Harbor US’ peer group selected by Broadridge consisted of 13 funds with an average size of $112 million. The Board noted that the Good Harbor US’ 1.00% advisory fee was equal to the peer group median. The Board remarked that Good Harbor US’ advisory fee was lower than the Morningstar category high of 1.45%, but higher than the Morningstar category average and median. It considered the range and average fees charged by the Adviser for separate accounts. The Board reviewed that the Adviser proposed a reduced advisory fee of 0.90% which was also in-line with the peer group average. The Board observed that Good Harbor US’ net expense ratio was lower than the peer group and Morningstar category medians. The Board reviewed the Adviser’s explanation that its advisory fee was warranted because of the Good Harbor US’ active strategy. Given these considerations, the Board concluded that the Adviser’s advisory fee for Good Harbor US was not unreasonable.

Good Harbor Select—The Board remarked that Good Harbor Select’s peer group selected by Broadridge consisted of 13 funds with an average size of $68 million. The Board noted that

GOOD HARBOR FUNDS
ADDITIONAL INFORMATION (Unaudited) (Continued)
March 31, 2019

Good Harbor Select’s 1.00% advisory fee was slightly higher than the peer group median and higher than the peer group average and Morningstar category average and median, but well below the peer group high of 1.14% and Morningstar category high of 1.45%. The Board reviewed that the Adviser proposed a reduced advisory fee of 0.90% which was on par with the peer group average. The Board observed that Good Harbor Select’s net expense ratio was lower than the peer group and Morningstar category averages and medians. The Board reviewed the Adviser’s explanation that the time spent selecting, researching and managing multiple tactical strategies within Good Harbor Select justified its advisory fee. Given these considerations, the Board concluded that the Adviser’s advisory fee for Good Harbor Select was not unreasonable.

Economies of Scale. The Board discussed the size of each of Good Harbor US and Good Harbor Select and their prospects for growth, concluding neither had achieved meaningful economies that would necessitate the establishment of breakpoints. The Board noted the Adviser was willing to discuss the implementation of breakpoints as the assets of each of Good Harbor US and Good Harbor Select grew and the Adviser achieved material economies of scale related to their respective operations. The Board agreed to monitor and revisit this issue at the appropriate time.

Profitability. The Board reviewed the Adviser’s profitability analysis in connection with its advisory services provided to each of Good Harbor US and Good Harbor Select, and noted that the Adviser was managing each at a modest profit. The Board concluded, therefore, that the Adviser’s profitability was not excessive.

Conclusion. Having requested and reviewed such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee for each of Good Harbor US and Good Harbor Select was not unreasonable and that renewal of the Advisory Agreement was in the best interests of Good Harbor US, Good Harbor Select and their respective shareholders.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

GOOD HARBOR FUNDS
EXPENSE EXAMPLES (Unaudited)
March 31, 2019

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, and contingent deferred sales charges (CDSCs); (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested for a period of time beginning October 1, 2018 through March 31, 2019.

Actual Expenses

The “Actual” lines in the table below provide information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period	Annualized
Actual	10/1/18	3/31/19	10/1/18 – 3/31/19 *	Expense Ratio
Good Harbor Tactical Core US Fund
Class A	$1,000.00	$927.90	$7.26	1.51%
Class C	$1,000.00	$923.80	$11.46	2.39%
Class I	$1,000.00	$928.90	$5.63	1.17%
Good Harbor Tactical Select Fund
Class A	$1,000.00	$951.10	$7.30	1.50%
Class C	$1,000.00	$947.70	$10.93	2.25%
Class I	$1,000.00	$953.40	$6.14	1.26%

	Beginning	Ending	Expenses Paid
Hypothetical	Account Value	Account Value	During Period	Annualized
(5% return before expenses)	10/1/18	3/31/19	10/1/18 – 3/31/19 *	Expense Ratio
Good Harbor Tactical Core US Fund
Class A	$1,000.00	$1,017.40	$7.59	1.51%
Class C	$1,000.00	$1,013.01	$11.99	2.39%
Class I	$1,000.00	$1,019.10	$5.89	1.17%
Good Harbor Tactical Select Fund
Class A	$1,000.00	$1,017.45	$7.54	1.50%
Class C	$1,000.00	$1,013.71	$11.30	2.25%
Class I	$1,000.00	$1,018.65	$6.34	1.26%

*	Expenses are equal to the average account value over the period, multiplied by the applicable Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We don’t share.
For joint marketing with other financial companies	NO	We don’t share.
For our affiliates’ everyday business purposes–information about your transactions and experiences	NO	We don’t share.
For our affiliates’ everyday business purposes–information about your creditworthiness	NO	We don’t share.
For our affiliates to market to you	NO	We don’t share.
For nonaffiliates to market to you	NO	We don’t share.

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡        open an account or give us contact information

¡        provide account information or give us your income information

¡        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡        sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡         affiliates from using your information to market to you

¡         sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-270-2848 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file, their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available, or will be available on the SEC’s website at http://www.sec.gov. The information on Form N-Q is available without charge, upon request, by calling 1-877-270-2848.

INVESTMENT ADVISOR
Good Harbor Financial, LLC
330 East Main Street, Third Floor
Barrington, IL 60010

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 6/7/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 6/7/19

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 6/7/19